Investments - Components of Net Investment Return (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 47.9	$ 53.4	$ 146.2	$ 142.9
Investment expenses	(2.0)	(1.3)	(6.2)	(3.8)
Net investment income	45.9	52.1	140.0	139.1
Net realized gains/(losses) on fixed maturity securities, available-for-sale	1.3	(6.0)	2.9	(19.5)
Net realized gains on other investments	0.0	0.1	0.1	0.1
Change in net unrealized gains on other investments	4.7	2.5	10.3	1.9
Change in net unrealized losses on derivatives	(0.1)	0.0	(0.1)	0.0
Change in provision for expected credit losses	0.3	2.9	5.6	1.0
Net realized and unrealized investment gains/(losses)	6.2	(0.5)	18.8	(16.5)
Total realized and unrealized investments gains/(losses) and net investment income	$ 52.1	$ 51.6	$ 158.8	$ 122.6